Class J & I Prospectus | The Jensen Portfolio doing business as Jensen Quality Growth Fund
The Jensen Portfolio doing business as Jensen Quality Growth Fund
Investment Objective
The objective of the Jensen Portfolio, Inc. doing business as (“d/b/a”) the Jensen Quality Growth Fund (the “Fund”), is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J & I Prospectus - The Jensen Portfolio doing business as Jensen Quality Growth Fund - USD ($)	J Shares	I Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J & I Prospectus - The Jensen Portfolio doing business as Jensen Quality Growth Fund		J Shares	I Shares
Management Fees		0.49%	0.49%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Shareholder Servicing Fee	[1]	none	0.04%
Other Expenses	[2]	0.14%	0.08%
Total Annual Fund Operating Expenses	[3]	0.88%	0.61%
[1]	Class I shares are subject to an annual shareholder servicing fee not to exceed 0.10% of average daily net assets of the Class I shares.
[2]	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year's expenses. In addition, Other Expenses for the Class J shares include sub-transfer agency fees paid to certain financial intermediaries who maintain omnibus accounts in the Fund and provide shareholder recordkeeping and servicing to their customers who own shares of the Fund.
[3]	Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J & I Prospectus - The Jensen Portfolio doing business as Jensen Quality Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
J Shares	90	281	488	1,084
I Shares	62	195	340	762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the total annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended May 31, 2017, the Fund’s portfolio turnover rate was 6.80% of the average value of its portfolio.

Principal Investment Strategies
To achieve its objective, the Fund invests in equity securities of approximately 25 to 30 companies that satisfy the investment criteria described below.  Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies.  Generally, each company in which the Fund invests must, as determined by the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”):

+	Have consistently achieved a high return on equity over the prior ten years;

+	Be in excellent financial condition; and

+	Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity.  In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser.  The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser.  The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective.  In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria.  In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 25 to 30 primarily domestic companies.  The Fund must always own the securities of a minimum of 15 different companies in its portfolio.  The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund.  The principal risks of investing in this Fund are:

+	Stock Market Risk

The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

+	Management Risk

The Adviser may be incorrect in its judgment of the value of particular stocks.  The investments chosen by the Adviser may not perform as anticipated.  Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

+	Non-diversification

The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund.  Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

+	Company and Sector Risk

The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the Adviser.  Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

+	Large-Cap Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

+	Growth Stock Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time.  Compared to value stocks, growth stocks may experience larger price swings.

Investment Suitability

The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information on the following page demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one, five and ten years compare with those of a broad measure of market performance.  The Fund’s past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.jenseninvestment.com or by calling the Fund toll-free at 1-800-992-4144.

Jensen Quality Growth Fund - Class J Shares Annual Total Return as of December 31* of Each Year

(1)	The returns shown in the bar chart are for Class J shares. The performance of Class I shares will differ due to differences in expenses.

*The Fund’s year-to-date total return as of June 30, 2017 was 12.20%.

During the ten-year period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best Quarter: 15.93% (2nd quarter 2009) Worst Quarter: -21.70% (4th quarter 2008)
Average Annual Total Returns For the Periods Ended December 31, 2016
Average Annual Returns - Class J & I Prospectus - The Jensen Portfolio doing business as Jensen Quality Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
J Shares	Class J Shares Return Before Taxes	12.01%	13.81%	7.58%
I Shares	Class I Shares Return Before Taxes	12.29%	14.10%	7.86%
After Taxes on Distributions | J Shares	Class J Shares Return After Taxes on Distributions	10.83%	12.47%	6.79%
After Taxes on Distributions and Sale of Fund Shares | J Shares	Class J Shares Return After Taxes on Distributions and Sale of Fund Shares	7.77%	10.98%	6.08%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for the Class J shares only and after-tax returns for the Class I shares will vary.